BlackRock Capital Appreciation Portfolio
Fund Overview <br/><br/>Key Facts About BlackRock Capital Appreciation Portfolio
Investment Objective
The investment objective of BlackRock Capital Appreciation Portfolio (the “Capital Appreciation Portfolio” or the “Fund”) is to seek long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees (fees paid directly from your investment)<br/><br/>The Fund is not subject to any Shareholder Fees.
Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BlackRock Capital Appreciation Portfolio BlackRock Capital Appreciation Portfolio
Management Fees	0.37%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.60%	[2]
Fee Waivers and/or Expense Reimbursements	(0.10%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.50%	[1],[3]
[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page A-5, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Series Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.57% of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.04% of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
BlackRock Capital Appreciation Portfolio | BlackRock Capital Appreciation Portfolio | USD ($)	51	182	325	740

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term. In other words, Fund management tries to choose investments that will increase in value over the long term.

The Fund will generally invest at least 65% of its total assets in the following equity securities:
  Common stock;
  Convertible preferred stock;
  Securities convertible into common stock; and
  Rights to subscribe to common stock.
Of these securities the Fund generally seeks to invest primarily in common stock.

The Fund may invest in companies of any size but emphasizes investments in companies that have medium to large stock market capitalizations (currently, approximately $2 billion or more).

Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500® Index and the Russell 1000® Growth Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
ANNUAL TOTAL RETURNS<br/> BlackRock Capital Appreciation Portfolio<br/> As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.53% (quarter ended September 30, 2009) and the lowest return for a quarter was –16.88% (quarter ended September 30, 2011).
As of 12/31/18<br/>Average Annual Total Returns
Average Annual Total Returns - BlackRock Capital Appreciation Portfolio	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio	2.42%	9.93%	14.05%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)	(1.51%)	10.40%	15.29%